AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

RECD S.E.C.
AUG 1 4 2007
1086

August 14, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERT AMX 001-32880

Dear Ms. Peters:

This is to certify that on July 30, 2007 the American Stock Exchange LLC (the "Exchange") received from Market Vectors ETF Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value per share, of:

Market Vectors – Agribusiness ETF

Market Vectors – Nuclear Energy ETF

PROCESSED
AUG 1 6 2007
THOMSON
FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

07073883

cc: Herbert Scholl

END